Dispositions (Details Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dispositions [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 0	$ 8	$ 0
Dividend of subsidiary		347
MetLife Europe Limited [Member]
Dispositions [Line Items]
Dividend of subsidiary		290
Retained Earnings
Dispositions [Line Items]
Dividend of subsidiary		347
Retained Earnings | MetLife Europe Limited [Member]
Dispositions [Line Items]
Dividend of subsidiary		347
Accumulated Other Comprehensive Income (Loss) [Member] | MetLife Europe Limited [Member]
Dispositions [Line Items]
Dividend of subsidiary		$ 57